Offerings	May 16, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued under the Insmed Incorporated Amended and Restated 2019 Incentive Plan
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit | $ / shares	65.93
Maximum Aggregate Offering Price	$ 659,300,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 100,938.83
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Common Stock on the Nasdaq Global Select Market on May 9, 2025.

(3)	Registers additional shares of Common Stock to be issued pursuant to future awards under the Incentive Plan.
(15)	The Registrant does not have any fee offsets.

Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	49,340
Proposed Maximum Offering Price per Unit | $ / shares	55.94
Maximum Aggregate Offering Price	$ 2,760,079.6
Fee Rate	0.01531%
Amount of Registration Fee	$ 422.57
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the price at which the relevant stock options may be exercised.
(5)	Pursuant to the Registrant’s non-qualified stock option inducement awards to 15 new employees on June 3, 2024.
(15)	The Registrant does not have any fee offsets.

Offering: 3
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	38,110
Proposed Maximum Offering Price per Unit | $ / shares	66.34
Maximum Aggregate Offering Price	$ 2,528,217.4
Fee Rate	0.01531%
Amount of Registration Fee	$ 387.08
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the price at which the relevant stock options may be exercised.
(6)	Pursuant to the Registrant’s non-qualified stock option inducement awards to 18 new employees on July 1, 2024.
(15)	The Registrant does not have any fee offsets.

Offering: 4
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	133,130
Proposed Maximum Offering Price per Unit | $ / shares	75.33
Maximum Aggregate Offering Price	$ 10,028,682.9
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,535.4
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the price at which the relevant stock options may be exercised.
(7)	Pursuant to the Registrant’s non-qualified stock option inducement awards to 97 new employees on August 1, 2024.
(15)	The Registrant does not have any fee offsets.

Offering: 5
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	137,140
Proposed Maximum Offering Price per Unit | $ / shares	73.31
Maximum Aggregate Offering Price	$ 10,053,733.4
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,539.23
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the price at which the relevant stock options may be exercised.
(8)	Pursuant to the Registrant’s non-qualified stock option inducement awards to 60 new employees on September 3, 2024.
(15)	The Registrant does not have any fee offsets.

Offering: 6
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	106,160
Proposed Maximum Offering Price per Unit | $ / shares	72.88
Maximum Aggregate Offering Price	$ 7,736,940.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,184.53
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the price at which the relevant stock options may be exercised.
(9)	Pursuant to the Registrant’s non-qualified stock option inducement awards to 52 new employees on October 1, 2024.
(15)	The Registrant does not have any fee offsets.

Offering: 7
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	66,740
Proposed Maximum Offering Price per Unit | $ / shares	68.32
Maximum Aggregate Offering Price	$ 4,559,676.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 698.09
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the price at which the relevant stock options may be exercised.
(10)	Pursuant to the Registrant’s non-qualified stock option inducement awards to 27 new employees on November 1, 2024.
(15)	The Registrant does not have any fee offsets.

Offering: 8
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	64,240
Proposed Maximum Offering Price per Unit | $ / shares	72.42
Maximum Aggregate Offering Price	$ 4,652,260.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 712.27
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the price at which the relevant stock options may be exercised.
(11)	Pursuant to the Registrant’s non-qualified stock option inducement awards to 30 new employees on December 2, 2024.
(15)	The Registrant does not have any fee offsets.

Offering: 9
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	65,930
Proposed Maximum Offering Price per Unit | $ / shares	69.95
Maximum Aggregate Offering Price	$ 4,611,803.5
Fee Rate	0.01531%
Amount of Registration Fee	$ 706.07
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the price at which the relevant stock options may be exercised.
(12)	Pursuant to the Registrant’s non-qualified stock option inducement awards to 19 new employees on January 2, 2025.
(15)	The Registrant does not have any fee offsets.

Offering: 10
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	108,860
Proposed Maximum Offering Price per Unit | $ / shares	77.88
Maximum Aggregate Offering Price	$ 8,478,016.8
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,297.99
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the price at which the relevant stock options may be exercised.
(13)	Pursuant to the Registrant’s non-qualified stock option inducement awards to 66 new employees on February 3, 2025.
(15)	The Registrant does not have any fee offsets.

Offering: 11
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	47,960
Proposed Maximum Offering Price per Unit | $ / shares	74.89
Maximum Aggregate Offering Price	$ 3,591,724.4
Fee Rate	0.01531%
Amount of Registration Fee	$ 549.9
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) also covers such indeterminable number of additional shares of Insmed Incorporated’s (the “Registrant”) common stock, par value $0.01 per share (“Common Stock”), as may become issuable under the Registrant’s Amended and Restated 2019 Incentive Plan, as amended (the “Incentive Plan”), or any of the Registrant’s Non-Qualified Stock Option Inducement Awards (as defined below) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.

(4)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the price at which the relevant stock options may be exercised.
(14)
Pursuant to the Registrant’s non-qualified stock option inducement awards to 18 new employees on March 7, 2025 (together with the Registrant’s non-qualified stock option inducement awards described in footnotes (5), (6), (7), (8), (9), (10), (11), (12) and (13) the “Non-Qualified Stock Option Inducement Awards”).

(15)	The Registrant does not have any fee offsets.